Federal Income Tax (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of federal income tax expense and statutory federal tax rate:
Tax (benefit) expense at statutory rate									$ 19	$ (73)
Increase (decrease) from:
Change in valuation allowance									57	138
Tax-exempt interest									(52)	(52)
Other									(24)	(13)
Income tax expense					$ 885	$ 137	$ (136)	$ (886)